Financial Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Cash held by acting commodity futures brokers administrating open contracts	$ 39,121,598	$ 120,025,451
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Cash held by acting commodity futures brokers administrating open contracts	$ 42,580,896	$ 95,193,033